RISK MANAGEMENT POLICIES - Assets and Liabilities Cash Flows (Details) $ in Thousands	Dec. 31, 2021 ARS ($)
Maturity Analysis for Assets and Liabilities
Assets cashflows	$ 315,682,454
Liabilities cashflows	326,623,307
Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	86,696,816
Liabilities cashflows	283,499,802
From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	27,058,005
Liabilities cashflows	33,918,609
From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	34,340,407
Liabilities cashflows	5,901,556
From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	20,280,268
Liabilities cashflows	1,069,631
More than a year up to two years
Maturity Analysis for Assets and Liabilities
Assets cashflows	36,396,208
Liabilities cashflows	1,322,255
More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	110,910,750
Liabilities cashflows	911,453
Deposits [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	290,968,942
Deposits [member] | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	255,925,278
Deposits [member] | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	32,382,246
Deposits [member] | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,522,656
Deposits [member] | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	134,449
Deposits [member] | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	3,978
Deposits [member] | More than 2 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	335
Non-financial public sector
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	11,542,223
Non-financial public sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	9,343,440
Non-financial public sector | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,000,907
Non-financial public sector | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	197,876
Financial sector [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	39,099
Financial sector [member] | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	39,099
Non-financial private sector and foreign residents
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	279,387,620
Non-financial private sector and foreign residents | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	246,542,739
Non-financial private sector and foreign residents | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	30,381,339
Non-financial private sector and foreign residents | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,324,780
Non-financial private sector and foreign residents | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	134,449
Non-financial private sector and foreign residents | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	3,978
Non-financial private sector and foreign residents | More than 2 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	335
Liabilities at fair value through profit or loss
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,053,216
Liabilities at fair value through profit or loss | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,053,216
Other financial liabilities [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	24,325,922
Other financial liabilities [member] | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	22,545,702
Other financial liabilities [member] | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	172,028
Other financial liabilities [member] | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	244,065
Other financial liabilities [member] | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	431,714
Other financial liabilities [member] | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	390,562
Other financial liabilities [member] | More than 2 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	541,851
Financing received from the Argentine Central Bank and other financial entities [member]
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	7,456,164
Financing received from the Argentine Central Bank and other financial entities [member] | Less than 1 month
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,975,606
Financing received from the Argentine Central Bank and other financial entities [member] | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	678,008
Financing received from the Argentine Central Bank and other financial entities [member] | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	2,989,303
Financing received from the Argentine Central Bank and other financial entities [member] | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	202,592
Financing received from the Argentine Central Bank and other financial entities [member] | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	241,388
Financing received from the Argentine Central Bank and other financial entities [member] | More than 2 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	369,267
Unsubordinated debt securities
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	1,819,062
Unsubordinated debt securities | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	686,327
Unsubordinated debt securities | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	145,532
Unsubordinated debt securities | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	300,876
Unsubordinated debt securities | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Liabilities cashflows	686,327
Loans and other financing [member]
Maturity Analysis for Assets and Liabilities
Assets cashflows	315,682,454
Loans and other financing [member] | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	86,696,816
Loans and other financing [member] | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	27,058,005
Loans and other financing [member] | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	34,340,407
Loans and other financing [member] | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	20,280,268
Loans and other financing [member] | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Assets cashflows	36,396,208
Loans and other financing [member] | More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	110,910,750
To the non-financial public sector
Maturity Analysis for Assets and Liabilities
Assets cashflows	25,478
To the non-financial public sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	13,253
To the non-financial public sector | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	2,881
To the non-financial public sector | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	4,321
To the non-financial public sector | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	5,023
To the financial sector
Maturity Analysis for Assets and Liabilities
Assets cashflows	156,814
To the financial sector | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	5,180
To the financial sector | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	4,849
To the financial sector | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	7,479
To the financial sector | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	21,872
To the financial sector | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Assets cashflows	67,105
To the financial sector | More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	50,329
To the Non-Financial Private Sector and Foreign residents
Maturity Analysis for Assets and Liabilities
Assets cashflows	315,500,162
To the Non-Financial Private Sector and Foreign residents | Less than 1 month
Maturity Analysis for Assets and Liabilities
Assets cashflows	86,678,383
To the Non-Financial Private Sector and Foreign residents | From 1 to 3 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	27,050,275
To the Non-Financial Private Sector and Foreign residents | From 3 to 6 months
Maturity Analysis for Assets and Liabilities
Assets cashflows	34,328,607
To the Non-Financial Private Sector and Foreign residents | From 6 months to 1 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	20,253,373
To the Non-Financial Private Sector and Foreign residents | More than a year up to two years
Maturity Analysis for Assets and Liabilities
Assets cashflows	36,329,103
To the Non-Financial Private Sector and Foreign residents | More than 2 years
Maturity Analysis for Assets and Liabilities
Assets cashflows	$ 110,860,421